Trade Receivables and Other Current Assets - Disclosure of Subsidies Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables1 [abstract]
Research tax credit	$ 9,140	$ 16,842	$ 7,400
Other subsidies		1,598
Valuation allowance for other subsidies		(1,266)
Total subsidies receivables	$ 9,140	$ 17,173